The company - Agreement related to IPH5201 with AstraZeneca (Details) € in Thousands, $ in Thousands	1 Months Ended				4 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements | €						€ 12,112	€ 56,155	[1]		€ 68,609	[1]
IPH5201 agreement, with AstraZeneca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receipts from co-development agreement and option agreement			$ 24,000	$ 26,000	$ 50,000
Milestone payment received	$ 5,000	$ 5,000
Maximum amount receivable from counter party upon achievement of certain development milestones				5,000
Option exercise fee payable by counter party				25,000
Maximum amount receivable from counter party upon achievement of certain milestones				800,000
Development and regulatory milestones				300,000
Commercialization milestones				$ 500,000
Percentage of profits in Europe				50.00%
Revenue from collaboration and licensing agreements | €						€ 0	€ 13,418			€ 18,816
Co-fund percentage of trials of licensed product				30.00%
IPH5201 agreement, with AstraZeneca, initial payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements									$ 50,000
IPH5201 agreement, with AstraZeneca, milestone payment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from collaboration and licensing agreements									$ 5,000

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.